GOODWILL	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL

NOTE 17 – GOODWILL

The following table shows the movement of the goodwill balance during the years ended December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	2,248,217	Ps.	8,486,560
Impairment charge		(10,000)		(12,257)
Loss of control in subsidiary (1)		—		(5,902,410)
Effect of movements in exchange rates (2)(3)		(35,995)		(323,676)
Balance at the end of the year	Ps.	2,202,222	Ps.	2,248,217

(1)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(2)	The foreign exchange adjustment is attributable to Multifinancial Group Inc. for Ps. (35,995) in 2023 and Ps. 30,200 in 2022.
(3)	Includes the effect of exchange rates for the discontinued operation of BAC Holding International Corp. for Ps. (353,876) in 2022.

The following is the detail of goodwill assigned per Cash Generating Units (CGU), representing the smallest identifiable levels which are monitored by Grupo Aval’s management and which are not greater than the business’ segments:

Goodwill carrying amount
	December 31,		December 31,
CGU	2023		2022
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.	Ps.	538,231	Ps.	538,231
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Banco de Bogotá S.A. over Multi Financial Group Inc. (2)		139,226		175,221
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S.		72,594		82,594
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
	Ps.	2,202,222	Ps.	2,248,217

(1)	Goodwill recognized as a result of mergers between Banco de Bogotá with Megabanco and Banco de Occidente with Banco Unión.
(2)	The variation presented corresponds to the foreign exchange adjustment attributable to Multi Financial Group Inc.

The recoverable amount of each cash generating unit was determined based on a valuation carried out by an appropriate expert. Such calculations used cash flow projections, covering periods from 5 to 20 years. Cash flows subsequent to these periods were extrapolated using estimated growth rates for such flows, not exceeding the average of the economic sector where the cash generating unit operates.

Below is the detail of the most significant values that comprise Goodwill:

A.     Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir absorbed AFP Horizonte Pensiones y Cesantías S.A. and the goodwill in question was allocated to the groups of cash-generating units that together made up Porvenir later that same year.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was done by an external adviser and reviewed by management. This valuation was conducted in February, 2024 and is based on financial statements of Porvenir on September 30, 2023. The conclusion was that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 9,666,524, exceeding the book value by Ps. 6,618,375.

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, even though the valuation exercise includes a 13-years projection, the following tables only shows the first 5 years as rates, following the first year of projection, are generally stable with no significant variations.

December 31, 2023
	2024	2025	2026	2027	2028
Interest rate on investments	8.3%	6.4%	6.2%	6.1%	6.0%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	0.8%	48.5%	3.3%	4.9%	6.1%
Growth in expenses	7.7%	12.4%	7.1%	5.4%	5.0%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount interest rate after taxes	14.2%	11.5%	10.2%	9.1%	9.1%
Growth rate after thirteen years	3.1%

December 31, 2022
	2023	2024	2025	2026	2027
Interest rate on investments	7.7%	4.5%	4.9%	4.9%	4.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	(6.4)%	55.6%	2.5%	2.3%	4.6%
Growth in expenses	(5.3)%	11.4%	7.2%	4.9%	4.5%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount interest rate after taxes	14.4%	9.5%	9.0%	8.2%	8.1%
Growth rate after thirteen years	2.9%

A 13-years projection was made to estimate goodwill based on macroeconomic assumptions and those related to the business of Porvenir, as indicated in the foregoing tables. The following is a description of that process.

●	Investments and borrowing rates were projected using historical data and data provided by the Company on the business.
●	The estimated increases in commissions and expenses are based on business growth and other transactions estimated by the Company.
●	The inflation rate used in the projections is based on reports from outside sources, such as Oxford Economist.
●	The growth rate used for the terminal value was 3.1%, which is the average projected inflation provided by the independent specialists.

The after-tax discount interest rate that was used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the estimated rate in the valuation done by external experts, there would be no need to reduce the book value of goodwill, since the value in use of the groups of cash-generating units associated with goodwill would be Ps. 8,958,407 and still exceeding book value as of December, 2023 of Ps. 3,048,149.

B.   Cash-generating units inside Banco de Bogotá

Goodwill was generated in 2006 with the acquisition of 94.99% of the shares of Banco de Crédito y Desarrollo Social – MEGABANCO S.A. and later merged with Banco de Bogotá. This operation was authorized by the Office of the Superintendency of Finance in Resolution No. 917 dated June 2, 2006.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in January, 2024 and is based on Banco de Bogotá´s financial statements as of September 30, 2023.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 12,391,866 exceeds the book value by Ps. 6,039,628.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.1%	10.8%	10.2%	10.0%	9.8%
Borrowing rate	7.1%	5.5%	4.9%	4.7%	4.5%
Growth in income from commissions	16.0%	14.7%	14.1%	11.3%	11.2%
Growth in expenses	11.7%	8.3%	7.9%	6.2%	5.6%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount rate after taxes	16.5%	13.7%	12.4%	11.3%	11.6%
Growth rate after five years	6.5%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.3%	11.2%	10.5%	10.4%	10.2%
Borrowing rate	6.9%	5.4%	4.6%	4.5%	4.5%
Growth in income from commissions	15.4%	10.8%	14.9%	15.3%	15.3%
Growth in expenses	14.6%	8.2%	8.2%	8.2%	8.2%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.5%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 11,213,891, still exceeding book value as of December, 2023 of Ps. 6,352,238.

C. Banco Popular S.A.

The acquisition process of Grupo Aval's stake in Banco Popular S.A. began in December 2006 and ended in September 2011, where Grupo Aval closed with a direct participation of 93.74%.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in February, 2024 and is based on Banco Popular´s financial statements as of December 31, 2023.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 3,776,691 exceeds the book value by Ps. 838,149.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.5%	12.3%	12.0%	11.6%	10.9%
Borrowing rate	8.2%	6.1%	5.2%	4.7%	4.1%
Growth in income from commissions	6.8%	3.4%	16.5%	6.8%	6.5%
Growth in expenses	8.3%	(13.2)%	1.5%	7.7%	7.5%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.0%	11.4%	11.6%
Growth rate after five years	6.0%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	12.6%	10.9%	10.9%	10.9%
Borrowing rate	9.2%	7.4%	5.8%	5.2%	4.8%
Growth in income from commissions	6.1%	11.4%	16.7%	11.3%	8.4%
Growth in expenses	13.2%	6.6%	7.5%	7.6%	6.8%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.0%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 3,442,796, still exceeding book value as of December, 2023 of Ps. 2,938,542.

D. Banco de Bogotá S.A.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in February, 2024 and is based on Banco de Bogotá´s financial statements as of December 31,2023.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 14,060,477 exceeds the book value by Ps. 5,054,718.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.9%	11.2%	10.5%	10.3%	10.1%
Borrowing rate	7.2%	5.6%	4.9%	4.7%	4.6%
Growth in income from commissions	(3.4)%	14.2%	14.3%	11.7%	11.0%
Growth in expenses	9.5%	8.7%	8.4%	6.9%	5.1%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.1%	11.4%	11.7%
Growth rate after five years	6.0%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	11.7%	11.0%	10.8%	10.6%
Borrowing rate	6.9%	5.3%	4.6%	4.6%	4.5%
Growth in income from commissions	16.7%	11.5%	13.8%	14.4%	13.7%
Growth in expenses	15.9%	9.8%	9.8%	9.7%	6.0%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

A 5-years projection was made to estimate goodwill, based on macroeconomic assumptions and those related to the businesses listed in the foregoing tables. The following is a description of that process:

●	The lending rates on loans and investments were projected based on the company and independent specialist expectations.
●	The borrowing rates were projected based on the company and independent specialist expectations.
●	Estimated growths for commissions are based on historical percentages. The commission income was estimated as a percentage of net portfolio and the commission expense was calculated as a percentage of deposits.
●	Estimated growth for expenses are based on the growth expectations of the company to support the growth of assets and the development of its operation.
●	The inflation used in the projections is based on reports from external sources such as Oxford Economics.
●	The growth rate used for the terminal value was 6.0%, which corresponds to the growth company expectation for the long term.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 12,865,943, still exceeding book value as of December, 2023 of Ps. 9,005,759.

E. Multi Financial Group Inc.

On May 22, 2020, Banco de Bogotá acquired 96.6% of the shares of Multi Financial Group (MFG) through its subsidiary Leasing Bogotá S.A. Panama (LBP), and subsequently between the months of June and December 2020, acquired the additional 2.97%, for a 99.6% total. As of December 31, 2020 the Purchase Price Allocation process (PPA) was finished, and the final goodwill value was determined.

As of September 2021, Leasing Bogotá Panama changed its business name to BAC Holding International (BAC Holding) and spun-off Multi Financial Group. As a result, Banco de Bogotá took control of the company through Multi Financial Holding, therefore the goodwill of Bac Credomatic and its subsequent acquisitions belong to BAC Holding International, and the goodwill of Multi Financial Group belongs to Multi Financial Holding.

The latest valuation update for the business lines of the groups of cash-generating units to which this goodwill was allocated, was performed by an independent adviser and reviewed by management. This valuation was conducted in January, 2024 and is based on Multi Financial Group´s financial statements as of September 30, 2023.  It was concluded that there are no situations that imply a possible impairment, given that the value in use of the groups of cash generating units associated with goodwill was Ps. 2,503,432 exceeds the book value by Ps. 829,630.

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	6.9%	6.9%	6.9%	6.9%	6.9%
Borrowing rate	4.8%	4.4%	4.3%	4.2%	4.2%
Growth in income from commissions	(22.0)%	8.6%	12.6%	11.7%	11.9%
Growth in expenses	(1.6)%	2.1%	1.4%	2.6%	3.0%
Discount rate after taxes	11.3%
Growth rate after ten years	5.6%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	6.4%	6.6%	6.8%	6.9%	7.0%
Borrowing rate	4.0%	4.0%	4.0%	4.1%	4.1%
Growth in income from commissions	9.4%	7.2%	8.9%	9.4%	8.7%
Growth in expenses	4.5%	3.0%	2.8%	1.9%	3.1%
Discount rate after taxes	10.6%
Growth rate after ten years	4.0%

The averages of the main premises used are listed in the foregoing tables. The following is a description of that process.

●	Lending rates on loans and investments were projected based on historical data and on the management expectations, considering the competitiveness of the different services in their respective markets and the growth strategies for each segment.
●	For its part, for the growth in commissions was projected considering the increase in loan portfolios; this allows promoting greater income collection through products and services such as insurance, memberships, exchange commissions, among others, as well as the implementation of new services. As well as more competitive markets over the projected timeline.
●	The future flows of funds are denominated in US dollars and are discounted at a nominal rate in US dollars, estimated as "Ke".
●	The discount rate has been estimated considering the risk profile of the market where MFG operates.
●	To estimate the terminal value, a perpetuity has been projected based on the normalized cash flow, adjusted according to the expectations of stabilized long-term growth. This evolution is in line with the long-term average growth rate for the country's economy. In this case, an annual long-term average nominal growth rate in dollars of 5.6% was considered.

The discount rate after taxes used to discount dividend flows reflects the specific risks relative to each cash-generating unit. If the estimated discount rate had been 0.5% higher than the rate estimated in the models, the book value of goodwill would not have to be impaired, since the value in use of the groups of cash-generating units associated with goodwill would have been Ps. 2,273,792, still exceeding book value as of December, 2023 of Ps. 1,673,802.